Vanguard® Core-Plus Bond ETF
Schedule of Investments (unaudited)
As of June 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (53.3%)
U.S. Government Securities (32.6%)
	United States Treasury Note/Bond	4.250%	12/31/25	1,828	1,810
	United States Treasury Note/Bond	4.250%	1/31/26	1,019	1,009
	United States Treasury Note/Bond	0.500%	2/28/26	981	913
	United States Treasury Note/Bond	2.500%	2/28/26	1,794	1,727
	United States Treasury Note/Bond	4.625%	2/28/26	729	726
	United States Treasury Note/Bond	4.500%	3/31/26	535	532
	United States Treasury Note/Bond	3.625%	5/15/26	580	568
	United States Treasury Note/Bond	0.750%	5/31/26	671	622
	United States Treasury Note/Bond	4.875%	5/31/26	816	818
	United States Treasury Note/Bond	0.625%	7/31/26	422	388
	United States Treasury Note/Bond	4.625%	10/15/26	763	762
[1]	United States Treasury Note/Bond	1.125%	10/31/26	1,101	1,016
	United States Treasury Note/Bond	4.625%	11/15/26	345	345
	United States Treasury Note/Bond	1.250%	11/30/26	283	262
	United States Treasury Note/Bond	1.250%	12/31/26	956	881
	United States Treasury Note/Bond	4.000%	1/15/27	943	929
	United States Treasury Note/Bond	4.125%	2/15/27	1,132	1,119
	United States Treasury Note/Bond	1.875%	2/28/27	253	236
	United States Treasury Note/Bond	4.250%	3/15/27	639	634
	United States Treasury Note/Bond	2.500%	3/31/27	225	213
	United States Treasury Note/Bond	0.500%	4/30/27	306	273
	United States Treasury Note/Bond	2.750%	4/30/27	740	705
	United States Treasury Note/Bond	4.500%	5/15/27	675	674
	United States Treasury Note/Bond	0.500%	5/31/27	1,965	1,750
	United States Treasury Note/Bond	2.625%	5/31/27	1,016	964
	United States Treasury Note/Bond	1.250%	4/30/28	250	222
	United States Treasury Note/Bond	3.500%	4/30/28	294	284
	United States Treasury Note/Bond	1.250%	6/30/28	195	173
	United States Treasury Note/Bond	1.000%	7/31/28	630	550
	United States Treasury Note/Bond	4.125%	7/31/28	311	308
	United States Treasury Note/Bond	1.125%	8/31/28	530	464
[1,2]	United States Treasury Note/Bond	4.625%	9/30/28	322	325
[2]	United States Treasury Note/Bond	4.875%	10/31/28	294	300
	United States Treasury Note/Bond	1.500%	11/30/28	228	202
	United States Treasury Note/Bond	1.375%	12/31/28	182	160
	United States Treasury Note/Bond	1.750%	1/31/29	180	161
	United States Treasury Note/Bond	4.000%	1/31/29	169	166
	United States Treasury Note/Bond	2.375%	3/31/29	721	659
	United States Treasury Note/Bond	2.875%	4/30/29	143	134
	United States Treasury Note/Bond	2.750%	5/31/29	1,724	1,602
	United States Treasury Note/Bond	3.625%	3/31/30	159	153
	United States Treasury Note/Bond	0.625%	5/15/30	555	449
	United States Treasury Note/Bond	3.750%	6/30/30	1,842	1,783
	United States Treasury Note/Bond	0.625%	8/15/30	668	535
	United States Treasury Note/Bond	4.125%	8/31/30	838	827
	United States Treasury Note/Bond	4.625%	9/30/30	1,630	1,653
	United States Treasury Note/Bond	0.875%	11/15/30	401	324
	United States Treasury Note/Bond	4.375%	11/30/30	1,180	1,181
	United States Treasury Note/Bond	4.000%	1/31/31	286	280
	United States Treasury Note/Bond	4.250%	2/28/31	953	948
	United States Treasury Note/Bond	4.125%	3/31/31	355	350
	United States Treasury Note/Bond	1.625%	5/15/31	376	316
	United States Treasury Note/Bond	1.250%	8/15/31	413	335
	United States Treasury Note/Bond	1.375%	11/15/31	579	471
	United States Treasury Note/Bond	2.750%	8/15/32	240	214
	United States Treasury Note/Bond	4.125%	11/15/32	361	355
	United States Treasury Note/Bond	3.500%	2/15/33	641	601
	United States Treasury Note/Bond	4.375%	5/15/34	879	879
	United States Treasury Note/Bond	4.375%	11/15/39	591	584
	United States Treasury Note/Bond	4.625%	2/15/40	425	432
	United States Treasury Note/Bond	3.875%	8/15/40	451	418
	United States Treasury Note/Bond	4.375%	5/15/41	65	64

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	1.750%	8/15/41	90	59
	United States Treasury Note/Bond	2.000%	11/15/41	137	94
	United States Treasury Note/Bond	3.375%	8/15/42	298	252
	United States Treasury Note/Bond	3.125%	2/15/43	838	678
	United States Treasury Note/Bond	3.875%	2/15/43	337	305
	United States Treasury Note/Bond	2.875%	5/15/43	215	167
	United States Treasury Note/Bond	3.875%	5/15/43	256	231
	United States Treasury Note/Bond	3.625%	8/15/43	771	670
	United States Treasury Note/Bond	4.375%	8/15/43	443	427
	United States Treasury Note/Bond	3.750%	11/15/43	724	640
	United States Treasury Note/Bond	4.750%	11/15/43	538	545
	United States Treasury Note/Bond	3.625%	2/15/44	606	525
	United States Treasury Note/Bond	4.500%	2/15/44	442	434
	United States Treasury Note/Bond	3.375%	5/15/44	89	74
	United States Treasury Note/Bond	3.125%	8/15/44	91	73
	United States Treasury Note/Bond	3.000%	11/15/44	92	72
	United States Treasury Note/Bond	2.500%	2/15/45	460	328
	United States Treasury Note/Bond	3.000%	5/15/45	260	202
	United States Treasury Note/Bond	2.250%	8/15/46	109	73
	United States Treasury Note/Bond	2.875%	11/15/46	55	41
	United States Treasury Note/Bond	3.000%	2/15/47	110	84
	United States Treasury Note/Bond	3.000%	5/15/47	90	69
	United States Treasury Note/Bond	3.000%	8/15/48	231	175
	United States Treasury Note/Bond	3.375%	11/15/48	659	535
	United States Treasury Note/Bond	3.000%	2/15/49	177	134
	United States Treasury Note/Bond	2.875%	5/15/49	38	28
	United States Treasury Note/Bond	2.250%	8/15/49	80	52
	United States Treasury Note/Bond	2.375%	11/15/49	727	483
	United States Treasury Note/Bond	2.000%	2/15/50	778	472
	United States Treasury Note/Bond	1.250%	5/15/50	481	238
	United States Treasury Note/Bond	2.250%	2/15/52	83	53
	United States Treasury Note/Bond	2.875%	5/15/52	465	341
	United States Treasury Note/Bond	3.000%	8/15/52	404	304
	United States Treasury Note/Bond	4.000%	11/15/52	379	345
	United States Treasury Note/Bond	3.625%	2/15/53	318	271
	United States Treasury Note/Bond	3.625%	5/15/53	401	341
	United States Treasury Note/Bond	4.125%	8/15/53	92	86
	United States Treasury Note/Bond	4.250%	2/15/54	729	694
					49,333
Conventional Mortgage-Backed Securities (20.7%)
[3,4]	Ginnie Mae II Pool	2.000%	7/15/54	1,500	1,211
[3,4]	Ginnie Mae II Pool	2.500%	7/15/54	1,650	1,385
[3,4]	Ginnie Mae II Pool	3.000%	9/20/51–7/15/54	1,250	1,090
[3,4]	Ginnie Mae II Pool	3.500%	7/15/54	900	808
[3,4]	Ginnie Mae II Pool	4.000%	7/15/54	750	693
[3,4]	Ginnie Mae II Pool	4.500%	7/15/54	500	475
[3,4]	Ginnie Mae II Pool	5.000%	7/15/54	500	487
[3,4]	Ginnie Mae II Pool	5.500%	7/15/54	500	496
[3,4]	Ginnie Mae II Pool	6.000%	7/15/54	600	602
[3,4]	Ginnie Mae II Pool	6.500%	7/15/54	250	253
[3,4,5]	UMBS Pool	1.500%	7/25/39	250	213
[3,4,5]	UMBS Pool	2.000%	7/25/39–7/25/54	9,839	7,893
[3,4,5]	UMBS Pool	2.500%	7/25/39–7/25/54	6,284	5,241
[3,5]	UMBS Pool	3.000%	2/1/52	3,288	2,825
[3,4,5]	UMBS Pool	3.500%	7/25/54–8/25/54	2,150	1,901
[3,4,5]	UMBS Pool	4.000%	7/25/54	1,600	1,464
[3,4,5]	UMBS Pool	4.500%	7/25/54	1,000	942
[3,4,5]	UMBS Pool	5.000%	7/25/54	1,350	1,304
[3,4,5]	UMBS Pool	5.500%	7/25/54	1,250	1,233
[3,4,5]	UMBS Pool	6.500%	7/25/54	500	509
[3,4,5]	UMBS Pool	7.000%	7/25/54	250	257
					31,282
Total U.S. Government and Agency Obligations (Cost $80,908)					80,615
Asset-Backed/Commercial Mortgage-Backed Securities (4.8%)
[3]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.380%	6/18/29	60	60
[3,6]	Aventura Mall Trust Series 2018-AVM	4.249%	7/5/40	125	118
[3,6]	Avis Budget Rental Car Funding AESOP LLC Series 2023-1A	6.230%	4/20/29	100	100
[3,6]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/30	75	77

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,6]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	6.480%	6/20/30	100	101
[3]	BANK Series 2022-BNK40	3.506%	3/15/64	225	198
[3]	BANK Series 2024-5YR7	5.769%	6/15/57	300	304
[3]	BANK Series 2024-BNK47	5.716%	6/15/57	270	278
[3]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/57	225	231
[3]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/57	225	230
[3]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/57	150	156
[3]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	225	211
[3]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	225	212
[3]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/56	225	238
[3]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/57	225	236
[3,6]	BX Trust Series 2019-OC11	3.202%	12/9/41	225	200
[3,6]	Chase Auto Owner Trust Series 2024-1A	5.360%	1/25/30	85	85
[3,6]	Chase Auto Owner Trust Series 2024-1A	5.870%	6/25/31	85	85
[3,6]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/30	115	114
[3,6,7]	Connecticut Avenue Securities Trust Series 2024-R04, SOFR30A + 1.000%	6.335%	5/25/44	75	75
[3,6]	DB Master Finance LLC Series 2019-1A	4.352%	5/20/49	48	45
[3,6]	Domino's Pizza Master Issuer LLC Series 2019-1A	3.668%	10/25/49	72	66
[3]	Drive Auto Receivables Trust Series 2024-1	5.430%	11/17/31	70	69
[3]	First National Master Note Trust Series 2024-1	5.340%	5/15/30	50	50
[3,6]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/35	75	74
[3,6]	Ford Credit Auto Owner Trust Series 2024-1	5.240%	8/15/36	100	99
[3]	Ford Credit Auto Owner Trust Series 2024-A	5.260%	11/15/29	85	85
[3]	Ford Credit Auto Owner Trust Series 2024-B	5.230%	5/15/30	40	40
[3,6]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.560%	4/15/31	100	101
[3,5,6,7]	Freddie Mac STACR REMICS Trust Series 2024-DNA1, SOFR30A + 1.350%	6.685%	2/25/44	82	82
[3,5,6,7]	Freddie Mac STACR REMICS Trust Series 2024-DNA2, SOFR30A + 1.250%	6.585%	5/25/44	49	49
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	5.160%	8/16/29	75	75
[3,6]	GM Financial Revolving Receivables Trust Series 2023-1	5.120%	4/11/35	75	75
[3,6]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/31	125	125
[3,6]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.350%	3/15/31	85	85
[3,6]	GreatAmerica Leasing Receivables Funding LLC Series 2024-1	5.080%	12/16/30	50	50
[3]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	225	198
[3,6]	HPEFS Equipment Trust Series 2024-1A	5.820%	11/20/31	100	100
[3,6]	Hyundai Auto Lease Securitization Trust Series 2024-A	5.350%	5/15/28	75	75
[3,6]	LAD Auto Receivables Trust Series 2024-2A	5.500%	7/16/29	10	10
[3,6]	LAD Auto Receivables Trust Series 2024-2A	5.660%	10/15/29	10	10
[3,6]	LAD Auto Receivables Trust Series 2024-2A	6.370%	10/15/31	10	10
[3,6]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/32	85	85
[3]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/51	200	191
[3,6]	Navistar Financial Dealer Note Master Owner Trust Series 2024-1	5.590%	4/25/29	85	85
[3,6]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/41	100	92
[3]	Santander Drive Auto Receivables Trust Series 2024-1	5.450%	3/15/30	50	50
[3]	Santander Drive Auto Receivables Trust Series 2024-2	6.280%	8/15/31	85	86
[3]	Santander Drive Auto Receivables Trust Series 2024-3	5.550%	9/17/29	60	60
[3]	Santander Drive Auto Receivables Trust Series 2024-3	5.640%	8/15/30	60	60
[3]	Santander Drive Auto Receivables Trust Series 2024-3	5.970%	10/15/31	60	60
[3,6]	SBNA Auto Lease Trust Series 2024-B	5.550%	12/20/28	50	50
[3,6]	SBNA Auto Receivables Trust Series 2024-A	6.040%	4/15/30	60	60
[3,6]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.510%	1/20/32	75	75
[3,6]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.540%	2/20/32	85	85
[3,6]	SMB Private Education Loan Trust Series 2024-A	5.240%	3/15/56	97	97
[3,6]	SMB Private Education Loan Trust Series 2024-C	5.500%	6/17/52	49	50
[3,6]	Subway Funding LLC Series 2024-1A	6.028%	7/30/54	110	111
[3,6]	Subway Funding LLC Series 2024-1A	6.268%	7/30/54	60	61
[3,6]	Subway Funding LLC Series 2024-1A	6.505%	7/30/54	50	51
[3,4,6]	TIF Funding III LLC Series 2024-2A	5.540%	7/20/49	100	100
[3,6]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/36	100	101
[3,6]	Trinity Rail Leasing LLC Series 2024-1A	5.780%	5/19/54	100	100
[3,6]	Verizon Master Trust Series 2024-2	4.830%	12/22/31	110	109
[3,6]	Verizon Master Trust Series 2024-2	5.320%	12/22/31	75	74
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	300	289
[3,6]	Wendy's Funding LLC Series 2019-1A	4.080%	6/15/49	45	42
[3]	World Omni Automobile Lease Securitization Trust Series 2024-A	5.620%	9/17/29	85	85
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $7,196)					7,191
Corporate Bonds (32.9%)
Communications (3.1%)
[6]	Altice Financing SA	5.750%	8/15/29	35	25

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Altice France SA	5.125%	7/15/29	10	7
	AT&T Inc.	3.800%	2/15/27	7	7
	AT&T Inc.	4.350%	3/1/29	7	7
	AT&T Inc.	4.900%	8/15/37	25	23
	AT&T Inc.	4.300%	12/15/42	15	12
	AT&T Inc.	3.650%	6/1/51	110	78
	AT&T Inc.	3.550%	9/15/55	25	17
	AT&T Inc.	3.650%	9/15/59	90	60
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/54	110	107
[6]	CCO Holdings LLC	5.375%	6/1/29	70	64
[6]	CCO Holdings LLC	4.750%	3/1/30	35	30
	Charter Communications Operating LLC	3.750%	2/15/28	427	397
	Charter Communications Operating LLC	2.300%	2/1/32	60	46
	Charter Communications Operating LLC	4.400%	4/1/33	120	106
	Charter Communications Operating LLC	6.650%	2/1/34	30	30
	Charter Communications Operating LLC	6.484%	10/23/45	7	6
	Comcast Corp.	5.100%	6/1/29	170	171
	Comcast Corp.	3.750%	4/1/40	15	12
	Comcast Corp.	5.650%	6/1/54	310	310
	Comcast Corp.	2.987%	11/1/63	130	76
[6]	Cox Communications Inc.	4.800%	2/1/35	15	14
[6]	CSC Holdings LLC	4.125%	12/1/30	85	55
	Discovery Communications LLC	6.350%	6/1/40	20	19
[6]	DISH Network Corp.	11.750%	11/15/27	42	41
	Fox Corp.	6.500%	10/13/33	100	105
[6]	Frontier Communications Holdings LLC	6.000%	1/15/30	14	12
[6]	Frontier Communications Holdings LLC	8.625%	3/15/31	65	67
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	25	18
	Meta Platforms Inc.	4.450%	8/15/52	100	86
	Netflix Inc.	5.875%	11/15/28	800	824
[6]	Outfront Media Capital LLC	4.625%	3/15/30	60	54
	Paramount Global	4.600%	1/15/45	37	25
	Rogers Communications Inc.	5.000%	2/15/29	600	593
	Rogers Communications Inc.	3.800%	3/15/32	20	18
	Rogers Communications Inc.	5.300%	2/15/34	50	49
	Rogers Communications Inc.	4.550%	3/15/52	15	12
	Sprint Capital Corp.	8.750%	3/15/32	15	18
	Sprint LLC	7.625%	3/1/26	25	26
[6]	Sunrise FinCo I BV	4.875%	7/15/31	30	27
	Time Warner Cable LLC	7.300%	7/1/38	15	15
	Time Warner Cable LLC	5.875%	11/15/40	70	61
	Time Warner Cable LLC	4.500%	9/15/42	7	5
	T-Mobile USA Inc.	4.850%	1/15/29	100	99
	T-Mobile USA Inc.	4.375%	4/15/40	100	87
	T-Mobile USA Inc.	5.500%	1/15/55	60	58
	T-Mobile USA Inc.	3.600%	11/15/60	25	17
[6]	Univision Communications Inc.	8.000%	8/15/28	35	34
[6]	Univision Communications Inc.	7.375%	6/30/30	23	21
[6]	Univision Communications Inc.	8.500%	7/31/31	8	8
	Verizon Communications Inc.	3.400%	3/22/41	80	61
	Verizon Communications Inc.	3.850%	11/1/42	15	12
	Verizon Communications Inc.	5.500%	2/23/54	70	69
	Vodafone Group plc	5.625%	2/10/53	70	67
	Vodafone Group plc	5.750%	6/28/54	140	136
[6]	VZ Secured Financing BV	5.000%	1/15/32	55	47
	Walt Disney Co.	4.750%	11/15/46	10	9
	Warnermedia Holdings Inc.	3.755%	3/15/27	107	102
	Warnermedia Holdings Inc.	4.279%	3/15/32	111	97
	Warnermedia Holdings Inc.	5.050%	3/15/42	17	14
					4,673
Consumer Discretionary (1.8%)
[6]	1011778 BC ULC	3.875%	1/15/28	16	15
[6]	1011778 BC ULC	6.125%	6/15/29	70	70
	Amazon.com Inc.	3.950%	4/13/52	10	8
	American Axle & Manufacturing Inc.	5.000%	10/1/29	64	59
[6]	Boyne USA Inc.	4.750%	5/15/29	60	56
[6]	Brink's Co.	6.500%	6/15/29	15	15
[6]	Caesars Entertainment Inc.	8.125%	7/1/27	50	51
[6]	Carnival Corp.	4.000%	8/1/28	18	17

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Carnival Corp.	6.000%	5/1/29	8	8
[6]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	30	33
[6]	Churchill Downs Inc.	5.750%	4/1/30	46	45
[6]	Garrett Motion Holdings Inc.	7.750%	5/31/32	25	25
	General Motors Co.	5.000%	4/1/35	70	65
	General Motors Financial Co. Inc.	2.750%	6/20/25	7	7
	General Motors Financial Co. Inc.	6.050%	10/10/25	7	7
	General Motors Financial Co. Inc.	1.500%	6/10/26	397	368
	General Motors Financial Co. Inc.	5.350%	7/15/27	45	45
	General Motors Financial Co. Inc.	5.850%	4/6/30	262	265
	General Motors Financial Co. Inc.	6.400%	1/9/33	15	16
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	18	17
	Goodyear Tire & Rubber Co.	5.250%	4/30/31	30	27
[6]	Hanesbrands Inc.	9.000%	2/15/31	70	73
	Home Depot Inc.	4.850%	6/25/31	95	94
	Home Depot Inc.	4.950%	6/25/34	115	114
	Home Depot Inc.	5.950%	4/1/41	7	7
	Home Depot Inc.	4.950%	9/15/52	7	6
	Home Depot Inc.	5.300%	6/25/54	230	225
	Home Depot Inc.	3.500%	9/15/56	15	11
	Hyatt Hotels Corp.	5.250%	6/30/29	5	5
	Hyatt Hotels Corp.	5.500%	6/30/34	210	204
[6]	Live Nation Entertainment Inc.	6.500%	5/15/27	12	12
	Marriott International Inc.	4.875%	5/15/29	120	118
[6]	MGM China Holdings Ltd.	7.125%	6/26/31	160	161
[6]	NCL Corp. Ltd.	5.875%	2/15/27	10	10
[6]	NCL Corp. Ltd.	7.750%	2/15/29	42	44
[6]	NCL Finance Ltd.	6.125%	3/15/28	60	59
	Newell Brands Inc.	6.375%	9/15/27	52	51
	Newell Brands Inc.	7.000%	4/1/46	7	6
[6]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	32	34
[6]	Studio City Finance Ltd.	5.000%	1/15/29	16	14
[3]	Toyota Motor Credit Corp.	3.050%	3/22/27	15	14
[6]	Vail Resorts Inc.	6.500%	5/15/32	90	91
[6]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	120	112
[6]	Wynn Macau Ltd.	5.625%	8/26/28	4	4
[6]	Wynn Macau Ltd.	5.125%	12/15/29	12	11
					2,699
Consumer Staples (1.2%)
	Altria Group Inc.	5.375%	1/31/44	200	187
	Altria Group Inc.	3.875%	9/16/46	7	5
	Altria Group Inc.	3.700%	2/4/51	25	17
[3]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	20	19
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	40	37
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	25	25
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	10	9
	BAT Capital Corp.	3.557%	8/15/27	25	24
	BAT Capital Corp.	2.259%	3/25/28	60	54
	BAT Capital Corp.	5.834%	2/20/31	140	142
	BAT Capital Corp.	6.421%	8/2/33	134	140
	BAT Capital Corp.	4.540%	8/15/47	5	4
	BAT Capital Corp.	4.758%	9/6/49	152	120
[6]	Cencosud SA	5.950%	5/28/31	200	200
[6]	Coty Inc.	4.750%	1/15/29	30	28
[6]	Energizer Holdings Inc.	4.375%	3/31/29	50	45
	JBS USA Holding Lux Sarl	5.750%	4/1/33	66	66
[6]	JBS USA Holding Lux Sarl	6.750%	3/15/34	14	15
	JBS USA Holding Lux Sarl	6.500%	12/1/52	10	10
[6]	JBS USA Holding Lux Sarl	7.250%	11/15/53	94	102
[6]	KeHE Distributors LLC	9.000%	2/15/29	70	72
	Keurig Dr Pepper Inc.	4.500%	11/15/45	60	51
	Kraft Heinz Foods Co.	3.750%	4/1/30	10	9
	Kraft Heinz Foods Co.	4.875%	10/1/49	150	131
	Kroger Co.	4.450%	2/1/47	10	8
[6]	Lamb Weston Holdings Inc.	4.125%	1/31/30	58	52
	Philip Morris International Inc.	5.125%	11/17/27	7	7
	Philip Morris International Inc.	5.625%	11/17/29	7	7
	Philip Morris International Inc.	5.250%	2/13/34	230	226
	Philip Morris International Inc.	4.500%	3/20/42	15	13

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Post Holdings Inc.	5.500%	12/15/29	8	8
[6]	Post Holdings Inc.	6.250%	2/15/32	50	50
	Target Corp.	2.950%	1/15/52	30	19
					1,902
Energy (3.6%)
[6]	Blue Racer Midstream LLC	7.000%	7/15/29	50	51
[6]	Blue Racer Midstream LLC	7.250%	7/15/32	30	31
	BP Capital Markets America Inc.	2.721%	1/12/32	25	21
	BP Capital Markets America Inc.	3.060%	6/17/41	25	18
	Canadian Natural Resources Ltd.	2.950%	7/15/30	10	9
	Canadian Natural Resources Ltd.	6.250%	3/15/38	15	15
[3]	Canadian Natural Resources Ltd.	4.950%	6/1/47	10	9
	Cenovus Energy Inc.	2.650%	1/15/32	40	33
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	10	9
	Cheniere Energy Partners LP	3.250%	1/31/32	460	392
	Cheniere Energy Partners LP	5.950%	6/30/33	10	10
[6]	Civitas Resources Inc.	8.375%	7/1/28	22	23
[6]	Civitas Resources Inc.	8.750%	7/1/31	20	21
[6]	CNX Resources Corp.	7.375%	1/15/31	17	17
	ConocoPhillips Co.	3.800%	3/15/52	20	15
	DCP Midstream Operating LP	5.625%	7/15/27	10	10
	DCP Midstream Operating LP	3.250%	2/15/32	150	128
[6]	DCP Midstream Operating LP	6.750%	9/15/37	70	75
[6]	Diamond Foreign Asset Co.	8.500%	10/1/30	17	18
	Diamondback Energy Inc.	5.200%	4/18/27	150	150
	Diamondback Energy Inc.	5.750%	4/18/54	145	140
	Diamondback Energy Inc.	5.900%	4/18/64	110	106
[6]	DT Midstream Inc.	4.125%	6/15/29	43	40
	Enbridge Energy Partners LP	7.375%	10/15/45	50	57
	Enbridge Inc.	5.300%	4/5/29	25	25
	Enbridge Inc.	6.200%	11/15/30	10	10
	Enbridge Inc.	6.700%	11/15/53	10	11
	Enbridge Inc.	5.950%	4/5/54	190	189
	Energy Transfer LP	4.400%	3/15/27	10	10
	Energy Transfer LP	5.250%	7/1/29	60	60
	Energy Transfer LP	6.400%	12/1/30	67	70
	Energy Transfer LP	6.550%	12/1/33	159	168
	Energy Transfer LP	5.300%	4/1/44	10	9
	Energy Transfer LP	5.150%	3/15/45	10	9
	Energy Transfer LP	5.000%	5/15/50	97	82
	Energy Transfer LP	5.950%	5/15/54	110	107
	Enterprise Products Operating LLC	4.850%	1/31/34	110	107
	Enterprise Products Operating LLC	3.700%	1/31/51	15	11
	EQM Midstream Partners LP	5.500%	7/15/28	35	34
	Exxon Mobil Corp.	2.995%	8/16/39	10	8
	Exxon Mobil Corp.	3.095%	8/16/49	10	7
[3]	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/27	239	224
	Halliburton Co.	4.850%	11/15/35	100	95
	Halliburton Co.	4.750%	8/1/43	200	176
[6]	Hess Midstream Operations LP	6.500%	6/1/29	12	12
[6]	Kinetik Holdings LP	6.625%	12/15/28	60	61
	Marathon Oil Corp.	5.300%	4/1/29	80	80
	Occidental Petroleum Corp.	7.500%	5/1/31	10	11
	Occidental Petroleum Corp.	7.875%	9/15/31	277	310
	Occidental Petroleum Corp.	6.600%	3/15/46	40	42
	Occidental Petroleum Corp.	4.400%	4/15/46	200	157
	ONEOK Inc.	5.550%	11/1/26	30	30
	ONEOK Inc.	5.650%	11/1/28	10	10
	ONEOK Inc.	5.800%	11/1/30	10	10
[6]	Pan American Energy LLC	8.500%	4/30/32	100	105
[6]	Permian Resources Operating LLC	7.000%	1/15/32	5	5
[3]	Petronas Capital Ltd.	3.500%	4/21/30	200	183
	Phillips 66	5.875%	5/1/42	100	101
	Phillips 66 Co.	5.250%	6/15/31	60	60
	Phillips 66 Co.	5.650%	6/15/54	70	67
	Range Resources Corp.	8.250%	1/15/29	70	73
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	15	15
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	300	288
[6]	Schlumberger Holdings Corp.	5.000%	5/29/27	200	199

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Shell International Finance BV	2.750%	4/6/30	40	36
	Suncor Energy Inc.	4.000%	11/15/47	30	23
	Targa Resources Corp.	6.150%	3/1/29	65	67
	Targa Resources Corp.	6.125%	3/15/33	15	15
	Targa Resources Partners LP	6.875%	1/15/29	10	10
	TransCanada PipeLines Ltd.	4.100%	4/15/30	25	24
[6]	Transocean Inc.	8.250%	5/15/29	7	7
[6]	Transocean Inc.	8.500%	5/15/31	35	35
[6]	Transocean Titan Financing Ltd.	8.375%	2/1/28	16	17
[6]	Valaris Ltd.	8.375%	4/30/30	49	51
[6]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	11	10
[6]	Venture Global LNG Inc.	8.125%	6/1/28	20	21
[6]	Venture Global LNG Inc.	8.375%	6/1/31	5	5
[6]	Venture Global LNG Inc.	9.875%	2/1/32	120	131
[6]	Vital Energy Inc.	7.875%	4/15/32	22	22
	Western Midstream Operating LP	4.500%	3/1/28	10	10
	Western Midstream Operating LP	4.750%	8/15/28	40	39
	Williams Cos. Inc.	5.300%	8/15/28	55	55
	Williams Cos. Inc.	4.650%	8/15/32	10	10
[6]	Yinson Boronia Production BV	8.947%	7/31/42	200	202
					5,419
Financials (10.8%)
	AerCap Ireland Capital DAC	3.000%	10/29/28	210	191
	American Express Co.	5.850%	11/5/27	25	26
	American Express Co.	5.098%	2/16/28	80	80
	American Express Co.	6.489%	10/30/31	7	7
	American Express Co.	5.915%	4/25/35	10	10
[6]	AmWINS Group Inc.	6.375%	2/15/29	77	77
[6]	AmWINS Group Inc.	4.875%	6/30/29	3	3
	Aon Corp.	5.350%	2/28/33	12	12
	Aon North America Inc.	5.125%	3/1/27	30	30
	Aon North America Inc.	5.150%	3/1/29	140	140
	Aon North America Inc.	5.750%	3/1/54	110	107
	Apollo Global Management Inc.	5.800%	5/21/54	235	231
	Ares Capital Corp.	5.950%	7/15/29	80	79
	Athene Holding Ltd.	6.250%	4/1/54	160	160
	Banco Santander SA	6.607%	11/7/28	100	105
	Banco Santander SA	6.938%	11/7/33	75	82
[4,6]	Bangkok Bank PCL	5.650%	7/5/34	220	219
[3]	Bank of America Corp.	1.197%	10/24/26	200	189
[3]	Bank of America Corp.	3.970%	3/5/29	120	115
[3]	Bank of America Corp.	2.972%	2/4/33	15	13
	Bank of America Corp.	5.468%	1/23/35	20	20
[3]	Bank of America Corp.	4.078%	4/23/40	7	6
[3]	Bank of America Corp.	4.443%	1/20/48	100	85
[3]	Bank of America Corp.	2.831%	10/24/51	7	4
[3]	Bank of New York Mellon Corp.	3.442%	2/7/28	100	96
[3]	Bank of New York Mellon Corp.	4.975%	3/14/30	50	50
	Bank of New York Mellon Corp.	4.706%	2/1/34	25	24
[3]	Bank of New York Mellon Corp.	4.967%	4/26/34	50	49
[3]	Bank of New York Mellon Corp.	6.474%	10/25/34	50	54
[3]	Bank of New York Mellon Corp.	5.188%	3/14/35	150	148
	Bank of Nova Scotia	4.750%	2/2/26	7	7
	Barclays plc	5.304%	8/9/26	200	199
	Barclays plc	5.674%	3/12/28	200	200
[3]	Barclays plc	5.088%	6/20/30	200	191
	Barclays plc	6.036%	3/12/55	200	203
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	100	84
	BlackRock Funding Inc.	5.250%	3/14/54	120	116
[3,8]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	100	99
[6]	BNP Paribas SA	5.497%	5/20/30	100	100
[6]	BPCE SA	6.508%	1/18/35	100	100
	Brown & Brown Inc.	5.650%	6/11/34	85	84
	Canadian Imperial Bank of Commerce	5.144%	4/28/25	15	15
	Capital One Financial Corp.	3.750%	7/28/26	9	9
	Capital One Financial Corp.	3.750%	3/9/27	15	14
	Capital One Financial Corp.	5.468%	2/1/29	215	214
	Capital One Financial Corp.	6.312%	6/8/29	15	15
	Charles Schwab Corp.	6.196%	11/17/29	15	16

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charles Schwab Corp.	6.136%	8/24/34	101	105
[3]	Citibank NA	5.570%	4/30/34	250	254
	Citigroup Inc.	2.014%	1/25/26	45	44
[3]	Citigroup Inc.	4.075%	4/23/29	350	335
[6]	Cooperatieve Rabobank UA	3.649%	4/6/28	200	191
	Corebridge Financial Inc.	3.500%	4/4/25	20	20
	Corebridge Financial Inc.	3.650%	4/5/27	50	48
	Corebridge Financial Inc.	3.850%	4/5/29	30	28
	Corebridge Financial Inc.	4.350%	4/5/42	15	12
	Corebridge Financial Inc.	4.400%	4/5/52	15	12
	Deutsche Bank AG	5.706%	2/8/28	150	150
[6]	Development Bank of Kazakhstan JSC	5.500%	4/15/27	210	209
	Fifth Third Bancorp	6.339%	7/27/29	493	506
	Fifth Third Bancorp	5.631%	1/29/32	60	59
[3]	Fifth Third Bank NA	3.950%	7/28/25	200	196
[6]	GGAM Finance Ltd.	8.000%	2/15/27	40	41
[6]	Global Atlantic Fin Co.	7.950%	6/15/33	137	150
[6]	Global Atlantic Fin Co.	6.750%	3/15/54	60	59
	Goldman Sachs Group Inc.	6.750%	10/1/37	69	75
[3]	Goldman Sachs Group Inc.	4.411%	4/23/39	25	22
	Goldman Sachs Group Inc.	6.250%	2/1/41	100	106
[6]	Howden UK Refinance plc	7.250%	2/15/31	60	60
	HSBC Holdings plc	5.887%	8/14/27	100	101
	Huntington Bancshares Inc.	5.023%	5/17/33	18	17
	Huntington Bancshares Inc.	5.709%	2/2/35	30	30
	Huntington National Bank	5.650%	1/10/30	100	100
	Intercontinental Exchange Inc.	5.250%	6/15/31	80	81
	JPMorgan Chase & Co.	5.040%	1/23/28	50	50
	JPMorgan Chase & Co.	5.012%	1/23/30	20	20
	JPMorgan Chase & Co.	5.336%	1/23/35	50	50
	JPMorgan Chase & Co.	6.400%	5/15/38	25	28
[3]	JPMorgan Chase & Co.	3.109%	4/22/41	15	11
	JPMorgan Chase & Co.	3.328%	4/22/52	15	11
	LPL Holdings Inc.	6.000%	5/20/34	280	279
[6]	Lseg US Fin Corp.	4.875%	3/28/27	200	198
[6]	Lseg US Fin Corp.	5.297%	3/28/34	200	199
	M&T Bank Corp.	4.553%	8/16/28	175	168
	M&T Bank Corp.	7.413%	10/30/29	16	17
	M&T Bank Corp.	6.082%	3/13/32	511	509
	M&T Bank Corp.	5.053%	1/27/34	8	7
[6]	Macquarie Airfinance Holdings Ltd.	6.400%	3/26/29	10	10
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	250	241
[3]	MDGH GMTN RSC Ltd.	3.000%	3/28/27	200	189
	MetLife Inc.	4.875%	11/13/43	10	9
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	200	200
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/35	100	100
[3]	Morgan Stanley	4.000%	7/23/25	20	20
	Morgan Stanley	5.050%	1/28/27	9	9
	Morgan Stanley	5.123%	2/1/29	140	139
	Morgan Stanley	5.173%	1/16/30	20	20
	Morgan Stanley	5.466%	1/18/35	70	70
	Morgan Stanley	5.948%	1/19/38	40	40
[3]	Morgan Stanley	3.971%	7/22/38	25	21
[3]	Morgan Stanley	4.457%	4/22/39	165	147
	Morgan Stanley	6.375%	7/24/42	100	110
	Morgan Stanley	4.300%	1/27/45	15	13
[3]	Morgan Stanley Bank NA	5.504%	5/26/28	250	252
	Nasdaq Inc.	5.350%	6/28/28	110	111
	Nasdaq Inc.	2.500%	12/21/40	100	65
[6]	Nationstar Mortgage Holdings Inc.	5.000%	2/1/26	60	59
[6]	NatWest Markets plc	5.416%	5/17/27	450	450
	Navient Corp.	4.875%	3/15/28	4	4
	Navient Corp.	9.375%	7/25/30	13	14
[4]	Nomura Holdings Inc.	5.594%	7/2/27	200	200
	Nomura Holdings Inc.	5.842%	1/18/28	200	202
[4]	Nomura Holdings Inc.	5.783%	7/3/34	250	249
	OneMain Finance Corp.	3.500%	1/15/27	26	24
[6]	Penske Truck Leasing Co. LP	5.250%	7/1/29	490	486
[6]	Penske Truck Leasing Co. LP	6.200%	6/15/30	10	10
[3]	PNC Bank NA	4.050%	7/26/28	591	562

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PNC Financial Services Group Inc.	6.615%	10/20/27	50	51
	PNC Financial Services Group Inc.	5.492%	5/14/30	320	322
	PNC Financial Services Group Inc.	5.939%	8/18/34	158	162
	PNC Financial Services Group Inc.	5.676%	1/22/35	20	20
[3]	Prudential Financial Inc.	5.700%	12/14/36	100	102
[3]	Prudential Financial Inc.	4.600%	5/15/44	100	87
	Prudential Financial Inc.	6.500%	3/15/54	40	40
	Regions Financial Corp.	5.722%	6/6/30	190	190
[6]	RGA Global Funding	5.500%	1/11/31	200	200
[3]	Royal Bank of Canada	3.970%	7/26/24	15	15
[6]	Societe Generale SA	5.634%	1/19/30	50	49
[6]	Societe Generale SA	6.066%	1/19/35	50	50
[6]	Standard Chartered plc	5.688%	5/14/28	200	200
[6]	Standard Chartered plc	5.905%	5/14/35	235	233
	State Street Corp.	5.820%	11/4/28	15	15
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	40	44
	UBS AG	7.500%	2/15/28	1,024	1,096
[6]	UBS Group AG	5.617%	9/13/30	220	221
	US Bancorp	4.653%	2/1/29	200	196
	US Bancorp	5.775%	6/12/29	9	9
	US Bancorp	5.384%	1/23/30	50	50
	US Bancorp	5.850%	10/21/33	25	25
	US Bancorp	5.836%	6/12/34	15	15
	US Bancorp	5.678%	1/23/35	80	80
[6]	USI Inc.	7.500%	1/15/32	70	71
[3]	Wells Fargo & Co.	2.393%	6/2/28	20	18
[3]	Wells Fargo & Co.	3.068%	4/30/41	115	84
[3]	Wells Fargo & Co.	4.611%	4/25/53	15	13
	Willis North America Inc.	2.950%	9/15/29	15	13
					16,333
Health Care (3.0%)
	AbbVie Inc.	4.800%	3/15/27	540	538
	AbbVie Inc.	4.800%	3/15/29	220	219
	AbbVie Inc.	4.050%	11/21/39	25	22
	AbbVie Inc.	5.400%	3/15/54	130	129
[3]	AdventHealth Obligated Group	2.795%	11/15/51	15	10
	Amgen Inc.	4.200%	3/1/33	200	185
	Amgen Inc.	4.950%	10/1/41	7	6
	Amgen Inc.	5.600%	3/2/43	145	143
	Amgen Inc.	5.650%	3/2/53	15	15
	AstraZeneca Finance LLC	4.850%	2/26/29	65	65
[6]	Bausch + Lomb Corp.	8.375%	10/1/28	70	72
	Becton Dickinson & Co.	4.693%	2/13/28	15	15
	Becton Dickinson & Co.	4.874%	2/8/29	80	79
[3]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	10	6
	Bristol-Myers Squibb Co.	4.900%	2/22/27	60	60
	Bristol-Myers Squibb Co.	4.900%	2/22/29	105	105
	Bristol-Myers Squibb Co.	2.350%	11/13/40	15	10
	Bristol-Myers Squibb Co.	2.550%	11/13/50	10	6
	Bristol-Myers Squibb Co.	5.650%	2/22/64	115	112
[6]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	54	52
	Cencora Inc.	4.300%	12/15/47	25	21
	Centene Corp.	2.450%	7/15/28	25	22
	Centene Corp.	3.000%	10/15/30	7	6
	Cigna Group	4.800%	8/15/38	15	14
[6]	Community Health Systems Inc.	10.875%	1/15/32	26	27
	CVS Health Corp.	5.125%	2/21/30	775	766
	CVS Health Corp.	1.750%	8/21/30	235	191
	CVS Health Corp.	6.000%	6/1/63	17	16
[6]	DaVita Inc.	3.750%	2/15/31	14	12
	Elevance Health Inc.	5.150%	6/15/29	100	100
	Elevance Health Inc.	3.125%	5/15/50	17	11
	Elevance Health Inc.	3.600%	3/15/51	100	72
	Elevance Health Inc.	6.100%	10/15/52	110	115
	Elevance Health Inc.	5.650%	6/15/54	185	183
[6]	Fortrea Holdings Inc.	7.500%	7/1/30	50	50
	Gilead Sciences Inc.	4.600%	9/1/35	100	94
	Gilead Sciences Inc.	4.150%	3/1/47	15	12
	HCA Inc.	6.000%	4/1/54	80	79

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Humana Inc.	5.750%	3/1/28	200	203
[6]	Medline Borrower LP	3.875%	4/1/29	31	28
[6]	Medline Borrower LP	6.250%	4/1/29	10	10
[6]	Organon & Co.	5.125%	4/30/31	10	9
[6]	Organon & Co.	6.750%	5/15/34	5	5
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	15	15
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	7	7
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	17	16
[6]	Roche Holdings Inc.	5.218%	3/8/54	220	216
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	200	128
	Tenet Healthcare Corp.	4.625%	6/15/28	30	28
	Tenet Healthcare Corp.	6.125%	10/1/28	8	8
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	56	54
	UnitedHealth Group Inc.	6.500%	6/15/37	100	110
	UnitedHealth Group Inc.	6.050%	2/15/63	15	16
	Zoetis Inc.	4.700%	2/1/43	107	95
					4,588
Industrials (3.3%)
[4,6]	Aeropuertos Dominicanos Siglo XXI SA	7.000%	6/30/34	200	202
[6]	American Airlines Inc.	7.250%	2/15/28	40	40
[6]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	7	7
[6]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	68	61
[6]	Boeing Co.	6.298%	5/1/29	10	10
[6]	Boeing Co.	6.388%	5/1/31	30	31
[6]	Boeing Co.	6.528%	5/1/34	81	83
	Boeing Co.	5.705%	5/1/40	50	46
[6]	Boeing Co.	6.858%	5/1/54	40	41
[6]	Boeing Co.	7.008%	5/1/64	40	41
[6]	Bombardier Inc.	7.000%	6/1/32	20	20
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	30	31
	Burlington Northern Santa Fe LLC	5.500%	3/15/55	35	35
	Canadian Pacific Railway Co.	4.800%	8/1/45	15	13
	CSX Corp.	3.800%	11/1/46	30	23
[6]	Delta Air Lines Inc.	4.750%	10/20/28	500	488
[6]	EMRLD Borrower LP	6.625%	12/15/30	90	91
[6]	ERAC USA Finance LLC	7.000%	10/15/37	95	107
[6]	Gates Corp.	6.875%	7/1/29	20	20
	General Dynamics Corp.	3.750%	5/15/28	10	10
	General Dynamics Corp.	2.850%	6/1/41	15	11
[6]	Herc Holdings Inc.	6.625%	6/15/29	20	20
	Hillenbrand Inc.	6.250%	2/15/29	70	70
	Honeywell International Inc.	5.250%	3/1/54	180	175
	Honeywell International Inc.	5.350%	3/1/64	130	126
	Ingersoll Rand Inc.	5.197%	6/15/27	10	10
	Ingersoll Rand Inc.	5.176%	6/15/29	10	10
	Ingersoll Rand Inc.	5.314%	6/15/31	10	10
	Ingersoll Rand Inc.	5.450%	6/15/34	10	10
	Ingersoll Rand Inc.	5.700%	6/15/54	40	40
[8]	International Consolidated Airlines Group SA	3.750%	3/25/29	100	105
	L3Harris Technologies Inc.	5.250%	6/1/31	110	110
	Lockheed Martin Corp.	4.700%	5/15/46	15	13
	Lockheed Martin Corp.	4.300%	6/15/62	120	97
	Lockheed Martin Corp.	5.200%	2/15/64	110	104
[6]	Mileage Plus Holdings LLC	6.500%	6/20/27	1,842	1,846
	Norfolk Southern Corp.	3.050%	5/15/50	200	130
	Northrop Grumman Corp.	5.200%	6/1/54	160	150
	Parker-Hannifin Corp.	3.250%	6/14/29	50	46
[6]	Rolls-Royce plc	3.625%	10/14/25	60	58
	RTX Corp.	5.400%	5/1/35	40	40
	RTX Corp.	4.875%	10/15/40	150	137
[3]	Ryder System Inc.	5.300%	3/15/27	30	30
[6]	TransDigm Inc.	6.750%	8/15/28	40	41
[6]	TransDigm Inc.	6.375%	3/1/29	25	25
[6]	TransDigm Inc.	6.625%	3/1/32	5	5
	Union Pacific Corp.	3.839%	3/20/60	20	15
[6]	United Airlines Inc.	4.375%	4/15/26	43	42
[6]	United Airlines Inc.	4.625%	4/15/29	39	36
[6]	Velocity Vehicle Group LLC	8.000%	6/1/29	15	15
					4,927

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Materials (1.5%)
[6]	Antofagasta plc	6.250%	5/2/34	200	207
	Ball Corp.	6.000%	6/15/29	30	30
	Ball Corp.	2.875%	8/15/30	24	20
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	281
[6]	Chemours Co.	4.625%	11/15/29	70	60
	Dow Chemical Co.	5.600%	2/15/54	80	77
[6]	Georgia-Pacific LLC	2.300%	4/30/30	15	13
	LYB International Finance III LLC	3.375%	10/1/40	15	11
[6]	NOVA Chemicals Corp.	8.500%	11/15/28	50	53
[6]	NOVA Chemicals Corp.	4.250%	5/15/29	8	7
[6]	NOVA Chemicals Corp.	9.000%	2/15/30	52	55
	Nutrien Ltd.	5.900%	11/7/24	15	15
	Nutrien Ltd.	5.950%	11/7/25	25	25
	Nutrien Ltd.	4.900%	6/1/43	60	53
	Nutrien Ltd.	5.800%	3/27/53	10	10
[6]	Olympus Water US Holding Corp.	9.750%	11/15/28	60	64
[6]	Olympus Water US Holding Corp.	7.250%	6/15/31	30	30
[6]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	3	3
[6]	Owens-Brockway Glass Container Inc.	7.375%	6/1/32	29	29
[6]	Sealed Air Corp.	5.000%	4/15/29	16	15
	Sherwin-Williams Co.	2.950%	8/15/29	15	13
[6]	Sisecam UK plc	8.625%	5/2/32	400	407
[6]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	200	199
[6]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	200	198
[6]	SNF Group SACA	3.125%	3/15/27	75	69
	Vale Overseas Ltd.	3.750%	7/8/30	300	270
[6]	WR Grace Holdings LLC	5.625%	8/15/29	90	83
					2,297
Real Estate (0.7%)
	Alexandria Real Estate Equities Inc.	4.750%	4/15/35	15	14
	AvalonBay Communities Inc.	5.350%	6/1/34	85	85
	COPT Defense Properties LP	2.250%	3/15/26	10	9
	ERP Operating LP	4.500%	7/1/44	25	21
	Extra Space Storage LP	5.500%	7/1/30	15	15
	Extra Space Storage LP	5.900%	1/15/31	15	15
	Healthpeak OP LLC	5.250%	12/15/32	15	15
	Highwoods Realty LP	7.650%	2/1/34	71	76
	Kilroy Realty LP	4.750%	12/15/28	23	22
	Kimco Realty OP LLC	4.250%	4/1/45	10	8
[4,6]	Ladder Capital Finance Holdings LLLP	7.000%	7/15/31	25	25
	Mid-America Apartments LP	5.000%	3/15/34	100	97
	NNN REIT Inc.	5.600%	10/15/33	15	15
[6]	Park Intermediate Holdings LLC	7.000%	2/1/30	10	10
	Prologis LP	1.750%	2/1/31	115	93
	Public Storage Operating Co.	5.350%	8/1/53	10	10
	Realty Income Corp.	5.125%	2/15/34	200	194
	Regency Centers LP	5.250%	1/15/34	200	195
	Sabra Health Care LP	3.200%	12/1/31	15	13
	Sun Communities Operating LP	5.500%	1/15/29	60	60
[6]	VICI Properties LP	4.625%	6/15/25	15	15
					1,007
Technology (1.3%)
	Atlassian Corp.	5.250%	5/15/29	50	50
	Atlassian Corp.	5.500%	5/15/34	30	30
[6]	Boost Newco Borrower LLC	7.500%	1/15/31	48	50
	Broadcom Inc.	3.150%	11/15/25	40	39
	Broadcom Inc.	3.459%	9/15/26	15	14
	Broadcom Inc.	4.150%	11/15/30	10	10
[6]	Broadcom Inc.	3.419%	4/15/33	20	17
[6]	Broadcom Inc.	3.469%	4/15/34	381	325
[6]	Broadcom Inc.	4.926%	5/15/37	230	216
[6]	Central Parent LLC	8.000%	6/15/29	4	4
	Cisco Systems Inc.	5.350%	2/26/64	100	97
[6]	Cloud Software Group Inc.	6.500%	3/31/29	40	38
[6]	Cloud Software Group Inc.	9.000%	9/30/29	11	11
[6]	Cloud Software Group Inc.	8.250%	6/30/32	38	39
	Dell International LLC	4.900%	10/1/26	15	15
	Dell International LLC	5.300%	10/1/29	90	91

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dell International LLC	5.400%	4/15/34	155	153
	Dell International LLC	8.350%	7/15/46	5	6
[6]	Entegris Inc.	4.750%	4/15/29	60	57
[6]	Insight Enterprises Inc.	6.625%	5/15/32	5	5
	Intel Corp.	4.100%	5/19/46	30	24
	Kyndryl Holdings Inc.	6.350%	2/20/34	30	31
[6]	McAfee Corp.	7.375%	2/15/30	34	31
	Oracle Corp.	3.250%	5/15/30	10	9
	Oracle Corp.	4.000%	11/15/47	40	30
	PayPal Holdings Inc.	5.500%	6/1/54	200	194
	Seagate HDD Cayman	8.250%	12/15/29	18	19
[6]	SS&C Technologies Inc.	5.500%	9/30/27	60	59
	Texas Instruments Inc.	5.150%	2/8/54	100	96
[6]	UKG Inc.	6.875%	2/1/31	100	101
	VMware LLC	3.900%	8/21/27	10	10
	VMware LLC	2.200%	8/15/31	10	8
	Western Digital Corp.	2.850%	2/1/29	75	65
	Workday Inc.	3.700%	4/1/29	25	24
					1,968
Utilities (2.6%)
	AEP Texas Inc.	5.450%	5/15/29	70	70
[3]	AEP Transmission Co. LLC	3.650%	4/1/50	10	7
	Ameren Corp.	5.700%	12/1/26	10	10
	American Electric Power Co. Inc.	5.699%	8/15/25	15	15
	Atmos Energy Corp.	6.200%	11/15/53	15	16
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	25	20
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	10	8
	Black Hills Corp.	6.000%	1/15/35	280	282
[6]	Calpine Corp.	4.500%	2/15/28	17	16
[6]	Calpine Corp.	5.125%	3/15/28	11	11
[6]	Clearway Energy Operating LLC	4.750%	3/15/28	15	14
[3]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	10	10
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	10	10
[3]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	90	77
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	15	15
	Consumers Energy Co.	4.600%	5/30/29	120	118
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	267	261
	Duke Energy Carolinas LLC	3.750%	6/1/45	60	45
	Duke Energy Corp.	4.850%	1/5/29	200	198
	Duke Energy Ohio Inc.	5.550%	3/15/54	100	96
	Entergy Arkansas LLC	3.350%	6/15/52	90	60
	Entergy Texas Inc.	5.000%	9/15/52	25	22
	Exelon Corp.	4.100%	3/15/52	130	100
	Exelon Corp.	5.600%	3/15/53	130	125
[6]	FirstEnergy Pennsylvania Electric Co.	5.150%	3/30/26	15	15
[6]	FirstEnergy Transmission LLC	2.866%	9/15/28	15	14
[6]	FirstEnergy Transmission LLC	4.550%	4/1/49	15	12
	Georgia Power Co.	4.950%	5/17/33	25	24
	Georgia Power Co.	5.125%	5/15/52	15	14
	MidAmerican Energy Co.	5.300%	2/1/55	70	67
	National Grid plc	5.418%	1/11/34	300	294
[6]	Niagara Mohawk Power Corp.	5.664%	1/17/54	30	29
	NiSource Inc.	5.200%	7/1/29	175	174
	NiSource Inc.	5.350%	4/1/34	206	202
	NiSource Inc.	4.375%	5/15/47	100	80
	Oglethorpe Power Corp.	6.200%	12/1/53	40	41
[6]	Oglethorpe Power Corp.	5.800%	6/1/54	230	225
	Pacific Gas & Electric Co.	3.150%	1/1/26	15	15
	Pacific Gas & Electric Co.	5.550%	5/15/29	90	90
	Pacific Gas & Electric Co.	2.500%	2/1/31	15	12
	Pacific Gas & Electric Co.	6.150%	1/15/33	10	10
	Pacific Gas & Electric Co.	6.950%	3/15/34	10	11
	Pacific Gas & Electric Co.	5.800%	5/15/34	50	50
	Pacific Gas & Electric Co.	4.500%	7/1/40	10	8
	Pacific Gas & Electric Co.	3.300%	8/1/40	15	11
[6]	Pattern Energy Operations LP	4.500%	8/15/28	8	7
	PPL Electric Utilities Corp.	5.250%	5/15/53	25	24
	Public Service Enterprise Group Inc.	5.200%	4/1/29	210	210
	Southern California Edison Co.	4.875%	2/1/27	300	298

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Edison Co.	5.450%	6/1/31	140	141
[3]	Southern California Gas Co.	3.950%	2/15/50	90	68
	Southern Co.	5.700%	10/15/32	10	10
[3]	Virginia Electric & Power Co.	4.625%	5/15/52	75	63
[6]	Vistra Operations Co. LLC	5.000%	7/31/27	64	62
					3,887
Total Corporate Bonds (Cost $50,064)					49,700
Floating Rate Loan Interests (0.1%)
[7]	AAdvantage Loyalty IP Ltd. Initial Term Loan, TSFR3M + 4.750%	10.336%	4/20/28	35	37
[7]	Bausch + Lomb Corp. Initial Term Loan, TSFR1M + 3.250%	8.689%	5/10/27	50	49
[7]	Cloud Software Group Inc. Term Loan B, TSFR1M + 4.500%	9.944%	3/29/29	2	2
[7]	Frontier Communications Holdings LLC Term Loan B, TSFR1M + 3.500%	8.763%	6/20/31	5	5
[7]	Sedgwick Claims Management Services Inc. Term Loan B, TSFR1M + 3.000%	8.335%	6/30/31	45	45
[7]	Star Parent Inc. Term Loan, TSFR3M + 4.000%	9.309%	9/27/30	30	30
Total Floating Rate Loan Interests (Cost $167)					168
Sovereign Bonds (16.9%)
[9]	Arab Republic of Egypt	0.000%	3/11/25	10,000	175
[3]	Arab Republic of Egypt	8.700%	3/1/49	200	150
[3]	Argentine Republic	4.250%	1/9/38	195	90
[3]	Argentine Republic	3.500%	7/9/41	150	59
[3]	Argentine Republic	3.625%	7/9/46	30	13
	Asian Infrastructure Investment Bank	4.250%	3/13/34	595	581
[3,6]	Caisse d'Amortissement de la Dette Sociale	4.500%	5/22/29	373	371
[3]	Cassa Depositi e Prestiti SpA	5.750%	5/5/26	1,000	997
[3]	Cassa Depositi e Prestiti SpA	5.875%	4/30/29	595	604
[3,6]	CDP Financial Inc.	4.875%	6/5/29	610	616
[3,6]	Central American Bank for Economic Integration	5.000%	1/25/27	263	262
	Corp. Andina de Fomento	5.000%	1/24/29	294	294
[3]	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	400	378
[3]	Dominican Republic	5.500%	1/27/25	242	242
[3]	Dominican Republic	6.875%	1/29/26	563	570
[3]	Empresa Nacional del Petroleo	5.250%	11/6/29	450	439
[8]	European Investment Bank	2.875%	10/15/31	450	478
[3,8]	European Union	3.125%	12/4/30	150	162
[3,8]	European Union	0.700%	7/6/51	625	354
[3,8]	European Union	3.375%	10/5/54	138	142
	Federative Republic of Brazil	6.125%	3/15/34	525	504
[6,8]	Hellenic Republic	3.375%	6/15/34	1,075	1,116
[6,8]	Hellenic Republic	4.125%	6/15/54	283	291
[10]	Japan International Cooperation Agency	4.750%	5/21/29	200	201
[6]	Kingdom of Belgium	4.875%	6/10/55	388	381
[3]	Kingdom of Morocco	4.000%	12/15/50	200	137
[3,6]	Kingdom of Saudi Arabia	5.750%	1/16/54	250	242
[6,8]	Kingdom of Spain	3.250%	4/30/34	534	564
[6,8]	Kingdom of Spain	3.450%	10/31/34	363	387
[6,8]	Kingdom of Spain	4.000%	10/31/54	150	160
[3]	Oman Government Bond	4.750%	6/15/26	400	392
[3]	Paraguay Government Bond	4.700%	3/27/27	400	389
[3]	Paraguay Government Bond	4.950%	4/28/31	400	383
[3]	Petroleos del Peru SA	4.750%	6/19/32	200	148
	Petroleos Mexicanos	6.875%	10/16/25	100	100
	Petroleos Mexicanos	4.500%	1/23/26	200	190
	Petroleos Mexicanos	6.875%	8/4/26	70	69
	Petroleos Mexicanos	6.750%	9/21/47	330	217
[3]	Petroliam Nasional Bhd.	7.625%	10/15/26	400	420
[3]	Republic of Chile	2.750%	1/31/27	2,000	1,878
[3]	Republic of Colombia	4.500%	3/15/29	1,350	1,230
[3]	Republic of Colombia	8.000%	4/20/33	200	207
[3,8]	Republic of Cyprus	3.250%	6/27/31	301	322
[3]	Republic of Ecuador	6.000%	7/31/30	10	6
[3]	Republic of Guatemala	5.250%	8/10/29	200	192
[8]	Republic of Iceland	3.500%	3/21/34	126	136
[3,8]	Republic of Indonesia	3.375%	7/30/25	100	106
[3]	Republic of Indonesia	4.150%	9/20/27	460	446
	Republic of Indonesia	3.500%	1/11/28	1,240	1,170
[4,8]	Republic of Lithuania	3.500%	7/3/31	132	140
	Republic of Peru	7.350%	7/21/25	200	204

			Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,8]		Republic of Romania	1.750%	7/13/30	440	384
		Republic of South Africa	4.875%	4/14/26	200	195
		Republic of the Philippines	5.170%	10/13/27	200	200
		Republic of the Philippines	5.250%	5/14/34	200	200
		Republic of Turkiye	9.375%	3/14/29	200	217
		Republic of Turkiye	4.875%	4/16/43	200	141
[3]		Republic of Uzbekistan International Bond	7.850%	10/12/28	500	515
[3]		Republic of Uzbekistan International Bond	5.375%	2/20/29	500	467
[3]		Republic of Vietnam	4.800%	11/19/24	600	596
[3]		Saudi Arabian Oil Co.	1.625%	11/24/25	200	190
[3]		Serbia International Bond	6.250%	5/26/28	415	421
[3,11]		Southern Gas Corridor CJSC	6.875%	3/24/26	300	302
		State of Israel	5.750%	3/12/54	200	179
[3,8]		State of North Rhine-Westphalia Germany	3.000%	6/6/29	471	506
		United Mexican States	4.125%	1/21/26	200	196
		United Mexican States	4.150%	3/28/27	200	194
[3]		United Mexican States	5.000%	5/7/29	600	585
[3]		United Mexican States	2.659%	5/24/31	300	247
[3]		United Mexican States	6.350%	2/9/35	320	322
[8]		Ville de Paris	3.750%	6/22/48	200	207
Total Sovereign Bonds (Cost $25,744)						25,569
					Shares
Temporary Cash Investments (2.8%)
Money Market Fund (2.8%)
[12]		Vanguard Market Liquidity Fund (Cost $4,155)	5.380%		41,554	4,155
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Put Swaptions
	5-Year CDX-NA-HY-S42-V1, Credit Protection Purchased, Pays 5.000% Quarterly	JPMC	7/17/24	1.010%	2,580	—
	5-Year CDX-NA-IG-S42-V1, Credit Protection Purchased, Pays 1.000% Quarterly	JPMC	7/17/24	0.650%	2,625	1
	5-Year CDX-NA-IG-S42-V1, Credit Protection Purchased, Pays 1.000% Quarterly	JPMC	7/17/24	0.650%	2,590	—
Total Options Purchased (Cost $10)						1
Total Investments (110.8%) (Cost $168,244)						167,399

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-1.2%)
[3,4,5]	UMBS Pool (Proceeds $1,766)	6.000%	7/25/54	(1,750)	(1,755)
Other Assets and Liabilities—Net (-9.6%)					(14,452)
Net Assets (100%)					151,192
Cost is in $000.
1	Securities with a value of $373,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $118,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2024.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the aggregate value was $21,382,000, representing 14.1% of net assets.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Face amount denominated in euro.
9	Face amount denominated in Egyptian pounds.
10	Guaranteed by the Government of Japan.
11	Guaranteed by the Republic of Azerbaijan.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
JPMC—JPMorgan Chase Bank, N.A.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2024	13	2,655	—
10-Year U.S. Treasury Note	September 2024	21	2,310	(4)
Long U.S. Treasury Bond	September 2024	6	710	(6)
				(10)

Short Futures Contracts
5-Year U.S. Treasury Note	September 2024	(72)	(7,674)	(39)
Euro-Bobl	September 2024	(15)	(1,871)	(16)
Euro-BTP	September 2024	(2)	(247)	2
Euro-Bund	September 2024	(4)	(564)	2
Euro-Buxl	September 2024	(8)	(1,116)	(14)
Euro-OAT	September 2024	(5)	(659)	4
Long Gilt	September 2024	(3)	(370)	—
Mini 10-Year Japanese Government Bond	September 2024	(23)	(2,040)	(1)
Ultra 10-Year U.S. Treasury Note	September 2024	(36)	(4,087)	2
Ultra Long U.S. Treasury Bond	September 2024	(8)	(1,003)	(2)
				(62)
				(72)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
UBS AG	7/18/24	EUR	50	USD	53	—	—
State Street Bank & Trust Co.	7/18/24	EUR	39	USD	41	—	—
Morgan Stanley Capital Services LLC	7/18/24	EUR	30	USD	32	—	—
Toronto-Dominion Bank	7/18/24	EUR	22	USD	24	—	—
State Street Bank & Trust Co.	7/18/24	JPY	3,324	USD	21	—	(1)
Toronto-Dominion Bank	7/18/24	JPY	1,928	USD	12	—	—
UBS AG	7/18/24	JPY	1,481	USD	9	—	—
UBS AG	7/18/24	MXN	177	USD	10	—	(1)
JPMorgan Chase Bank, N.A.	3/12/25	USD	133	EGP	7,699	—	(12)
JPMorgan Chase Bank, N.A.	3/12/25	USD	44	EGP	2,301	—	—
State Street Bank & Trust Co.	7/18/24	USD	5,733	EUR	5,278	79	—
UBS AG	7/18/24	USD	80	EUR	72	1	—
Toronto-Dominion Bank	7/18/24	USD	36	EUR	33	—	—
JPMorgan Chase Bank, N.A.	7/18/24	USD	9	EUR	8	—	—
State Street Bank & Trust Co.	7/18/24	USD	9	EUR	8	—	—
Morgan Stanley Capital Services LLC	7/18/24	USD	7	EUR	6	—	—
UBS AG	7/18/24	USD	8	GBP	6	—	—
Toronto-Dominion Bank	7/18/24	USD	28	JPY	4,205	—	—
State Street Bank & Trust Co.	7/18/24	USD	12	JPY	1,822	—	—
Toronto-Dominion Bank	7/18/24	USD	4	ZAR	72	—	—
						80	(14)
EGP—Egyptian pound.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
USD—U.S. dollar.
ZAR—South African rand.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Purchased
CDX-NA-IG-S42-V1	6/20/29	USD	732	(1.000)	(16)	—
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Republic of Panama/Baa3	6/20/29	GSI	380	1.000	(13)	(13)	—	—
United Mexican States/Baa2	6/20/29	BARC	990	1.000	(5)	(2)	—	(3)
					(18)	(15)	—	(3)

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Purchased
Republic of Colombia	6/20/29	JPMC	465	(1.000)	19	15	4	—
					1	—	4	(3)
1 Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date[1]	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
4/22/26	4/22/25	475,800[2]	0.000[3]	(0.525)[4]	—	—
5/14/28	5/14/27	7,498[5]	3.871[4]	(0.000)[6]	15	15
5/17/28	5/17/27	3,955[5]	3.715[4]	(0.000)[6]	3	3
5/14/34	5/14/29	1,756[5]	0.000[7]	(3.961)[8]	(13)	(13)
5/17/34	5/17/29	920[5]	0.000[7]	(3.841)[8]	(3)	(3)
2/15/40	9/3/24	465[5]	4.089[8]	(0.000)[7]	10	10
					12	12
1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Notional amount denominated in Japanese yen.
3 Based on Tokyo Overnight Average Rate (TONAR) as of the most recent reset date. Interest payment received/paid at maturity.
4 Interest payment received/paid at maturity.
5 Notional amount denominated in U.S. dollar.
6 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid at maturity.
7 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
8 Interest payment received/paid annually.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E.  Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
F.  Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
The fund had no open options contracts on futures at June 30, 2024.

G.  Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange.  The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
H.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
I.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
J.  Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund  trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
K.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	80,615	—	80,615
Asset-Backed/Commercial Mortgage-Backed Securities	—	7,191	—	7,191
Corporate Bonds	—	49,700	—	49,700
Floating Rate Loan Interests	—	168	—	168
Sovereign Bonds	—	25,569	—	25,569
Temporary Cash Investments	4,155	—	—	4,155
Options Purchased	—	1	—	1
Total	4,155	163,244	—	167,399
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	1,755	—	1,755

Derivative Financial Instruments
Assets
Futures Contracts[1]	10	—	—	10
Forward Currency Contracts	—	80	—	80
Swap Contracts	28[1]	4	—	32
Total	38	84	—	122
Liabilities
Futures Contracts[1]	82	—	—	82
Forward Currency Contracts	—	14	—	14
Swap Contracts	16[1]	3	—	19
Total	98	17	—	115
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.